Net (Loss) Income Per Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Net (loss) income attributable to stockholders of Teekay Corporation	(42,987)	11,367	(43,475)	5,231

Weighted average number of common shares	72,036,526	70,393,531	71,687,549	70,142,301
Dilutive effect of stock-based compensation	—	921,098	—	1,000,062

Common stock and common stock equivalents	72,036,526	71,314,629	71,687,549	71,142,363

(Loss) income per common share:
- Basic	(0.60)	0.16	(0.61)	0.07
- Diluted	(0.60)	0.16	(0.61)	0.07